Stockholders' Equity (The Black-Scholes Pricing Model With The Following Assumptions For Awards To Employees And Non-Employees) (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate (Minimum)	1.83%	1.10%
Risk-free interest rate (Maximum)	2.31%	1.70%
Estimated dividend yield	0.00%	0.00%
Volatility (Minimum)	143.89%	126.71%
Volatility (Maximum)	144.45%	130.08%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	10 years	6 years 6 months
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	6 years 3 months 18 days	5 years